2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2018
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2018
Contractual Maturity as percentage of loan balances	58.10%
Direct Cash Loans | 2019
Contractual Maturity as percentage of loan balances	27.95%
Direct Cash Loans | 2020
Contractual Maturity as percentage of loan balances	9.77%
Direct Cash Loans | 2021
Contractual Maturity as percentage of loan balances	3.27%
Direct Cash Loans | 2022
Contractual Maturity as percentage of loan balances	0.82%
Direct Cash Loans | 2023 & beyond
Contractual Maturity as percentage of loan balances	0.09%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2018
Contractual Maturity as percentage of loan balances	15.76%
Real Estate Loans | 2019
Contractual Maturity as percentage of loan balances	10.53%
Real Estate Loans | 2020
Contractual Maturity as percentage of loan balances	10.66%
Real Estate Loans | 2021
Contractual Maturity as percentage of loan balances	10.39%
Real Estate Loans | 2022
Contractual Maturity as percentage of loan balances	9.59%
Real Estate Loans | 2023 & beyond
Contractual Maturity as percentage of loan balances	43.07%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2018
Contractual Maturity as percentage of loan balances	46.52%
Sales Finance Contracts | 2019
Contractual Maturity as percentage of loan balances	27.99%
Sales Finance Contracts | 2020
Contractual Maturity as percentage of loan balances	14.61%
Sales Finance Contracts | 2021
Contractual Maturity as percentage of loan balances	7.67%
Sales Finance Contracts | 2022
Contractual Maturity as percentage of loan balances	3.16%
Sales Finance Contracts | 2023 & beyond
Contractual Maturity as percentage of loan balances	0.05%